LAND USE RIGHTS (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Land use rights CNY item	Dec. 31, 2012 Land use rights CNY	Dec. 31, 2011 Land use rights CNY	Dec. 31, 2013 Land use rights Shanghai CNY sqm	Dec. 31, 2013 Land use rights Nantong CNY sqm	Dec. 31, 2013 Land use rights Chengdu CNY sqm
Land use rights
Number of land use rights					3
Cost								68,269,734	48,912,729	9,747,800
Square meters								17,000	19,500	9,000
Use right years								50 years	40 years	50 years
Amortization expense of land use right	7,363,364	7,736,767	8,445,950		3,182,490	2,801,615	2,620,706
Net book value	107,476,794	110,659,284		$ 17,753,902